Pension Schemes - Summary of Defined Benefit Pension Expense (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
UK schemes [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.05%	2.85%	2.60%
Inflation	2.95%	3.15%	3.15%
US [member] | Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.25%	4.20%	3.55%
Inflation	2.50%	2.50%	2.50%